Financial Instruments with Off-Balance Sheet Risk (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Financial Instruments with Off Balance Sheet Risk [Abstract]
Financial Instruments with Off-Balance Sheet Risk
The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit and standby letters of credit. Those instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amounts recognized in the consolidated balance sheets. The contract or notional amounts of those instruments reflect the extent of involvement the Company has in particular classes of financial instruments.

	June 30, 2013	December 31, 2012
	(In Thousands)
Financial instruments whose contract amounts represent potential credit risk:
Commitments to extend credit under amortizing loans (1)	$22,466	20,836
Commitments to extend credit under home equity lines of credit	16,405	17,628
Unused portion of construction loans	4,879	5,502
Unused portion of business lines of credit	10,308	10,967
Standby letters of credit	1,119	736

(1) Excludes commitments to originate loans held for sale, which are discussed in the following footnote.

The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit and standby letters of credit. Those instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amounts recognized in the consolidated balance sheets. The contract or notional amounts of those instruments reflect the extent of involvement the Company has in particular classes of financial instruments.

	December 31,
	2012	2011
	(In Thousands)
Financial instruments whose contract
amounts represent potential credit risk:
Commitments to extend credit under
first mortgage loans	$20,836	14,259
Commitments to extend credit under
home equity lines of credit	17,628	21,403
Unused portion of construction loans	5,502	5,684
Unused portion of business lines of credit	10,967	10,347
Standby letters of credit	736	970